General and Administrative (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of General and Administrative Expense

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Corporate

Salaries and benefits	$3,593	$3,912	$7,454	$8,149

Depreciation	268	288	556	575

Professional fees	909	329	1,423	822

Business travel	311	363	652	465

Director fees	248	279	581	601

Employer health tax	139	391	713	708

Audit and regulatory	1,337	887	2,169	1,716

Insurance	519	529	1,057	1,035

Other	952	888	2,016	1,783

General and administrative - corporate	$8,276	$7,866	$16,621	$15,854

Subsidiaries

Salaries and benefits	$1,156	$1,149	$2,317	$2,257

Depreciation	115	110	218	216

Professional fees	189	165	260	258

Business travel	94	64	147	68

Director fees	52	50	103	100

Insurance	11	10	27	24

Other	323	271	622	312

General and administrative - subsidiaries	$1,940	$1,819	$3,694	$3,235

Consolidated general and administrative	$10,216	$9,685	$20,315	$19,089